Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 6:	TAXES ON INCOME

a.	Tax rates applicable to the Company:

Taxable income of the Company is subject to the Israeli Corporate tax rate which was 23% for the years ended December 31, 2025, 2024 and 2023.

b.	Net operating loss carry forward:

As of December 31, 2025, 2024, and 2023, the Company had net operating loss carry forwards for Israeli income tax purposes of approximately $10,726, $4,078 and $2,751, respectively. Such net operating loss carry forwards may be carried forward indefinitely and offset against future taxable income.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forward	$2,467	$937
Other temporary differences	715	77

Deferred tax asset before valuation allowance	3,182	1,014
Valuation allowance	(3,182)	(1,014)

Net deferred tax asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of December 31, 2025 and 2024.

d.	Reconciliation of income tax expenses:

The reconciliation of income tax benefit computed at statutory tax rate to income tax expense in 2024 was as follows:

Year Ended December 31,
2024
Income tax benefit computed at statutory tax rate	(355)
Change in valuation allowance	326
Exchange rate differences on net operating loss carry forward	29

Income tax expense	$-

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	December 31, 2025
	$	%

Tax at Israeli Statutory Rate	$(767)	(23)
Changes in Valuation Allowances	1,011	30
Nontaxable and Nondeductible Items
Fair value revaluation	(1,276)	(38)
PIPE expenses	722	22
Share-based payment	301	9
Other adjustments	9	0
Effective Tax Rate	$-	-

e.	As of December 31, 2025, the Company had final tax assessments for tax years prior to and including the tax year ended December 31, 2020.